FAIR VALUE MEASUREMENT - Schedule of Significant Inputs to Calculation of Fair Value Claim Settlement Liability (Details) - Claims Settlement [Member] - Level 3 [Member]	9 Months Ended
Sep. 30, 2025 $ / shares
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share Price	$ 0.15
Expected term (in years)	6 months
Expected volatility	143.10%
Risk-free interest rate	3.80%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share Price	$ 0.31
Expected term (in years)	8 months 12 days
Expected volatility	213.40%
Risk-free interest rate	4.20%